Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Trade payables	1,388	966
Collection accounts:
Taxes payable	1,210	1,367
Financial transactions pending settlement	10,504	10,898
Other financial liabilities	4,136	6,242
	17,238	19,473

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Mexican government securities	6,217	10,280
CETES	2,426	491
UDIBONDS	1,861	102
Equity instruments	—	25
	10,504	10,898

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Retentions related to loans (*)	2,479	2,385
Other payable account	1,657	3,857
	4,136	6,242
(*)	These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.